ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ACTIVITIES OF STAK AND ENTITIES

The consolidated financial statements reflect the activities of STAK and each of the following entities as of June 30, 2025.

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal Activities
STAK Holdings Limited (“STAK HK”)	May 15, 2023	Hong Kong	100%	Holding company
STAK (Changzhou) Intelligent Technology Co., Ltd. (“STAK Changzhou” or “WFOE”)	August 4, 2023	PRC	100%	Holding company
YLAN Technology (Changzhou) Co., Ltd. (“YLAN”)	June 18, 2020	PRC	100%	design, production and sales of oilfield-specialized production and maintenance equipment, and provide automatic solution for them
Changzhou Zhongshan Intelligent Equipment Co., Ltd. (“Zhongshan Co”)	April 8, 2022	PRC	100%	design, collaborate production and sales of specialized oilfield vehicles